Condensed Statements of Cash Flows, Unaudited - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 674	$ 362	$ 809	$ 2,079	$ 1,835
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Deferred income taxes	(42)	(21)	(262)	241	240
Amortization of bond premium and discount	3	10	15	19	33
Amortization and write off of deferred charges	7	8	16	20	23
Interest credited to policyholder account balances	34	(15)	(15)
Net realized investment losses	(17)		17
Changes in other assets and liabilities
Accrued investment income	(60)	2	(20)	3	18
Reinsurance recoverable from affiliate	(309)	312	(333)	(590)	752
Premiums receivable	1	(1)	(1)	3	11
Receivable from affiliate and other assets	1,945	314	2,767	3,228	(6,423)
Federal income taxes recoverable from affiliate	(348)	(504)	(418)	(835)	(1,121)
Claim and policy benefit reserves - life and health	582	177	3,784	1,546	(720)
Payables to affiliates and other liabilities	2,972	1,407	(1,821)	59	5,311
Net cash provided by (used in) operating activities	5,442	2,066	4,538	5,773	(41)
Cash flows from investing activities:
Proceeds on sale or maturity of debt securities	415	92	1,268	367	1,628
Net cash provided by investing activities	415	92	1,268	367	1,628
Cash flows from financing activities:
Dividend to parent				(7,000)
Policyholder account deposits	430,955	356,411	781,815	719,883	634,345
Policyholder account withdrawals	(59,816)	(40,201)	(88,266)	(50,481)	(31,206)
Assets on deposit - deposits	(429,530)	(355,730)	(780,777)	(718,797)	(634,039)
Assets on deposit - withdrawals	59,604	39,973	87,895	49,964	30,951
Change in bank overdrafts		1	(1)	(1)	1
Net cash provided by (used in) financing activities	1,213	454	666	(6,432)	52
Change in cash and cash equivalents	7,070	2,612	6,472	(292)	1,639
Cash and cash equivalents at beginning of year	24,912	18,440	18,440	18,732	17,093
Cash and cash equivalents at end of year	31,982	21,052	24,912	18,440	18,732
Supplemental disclosure of cash information:
Net cash paid to affiliate for income taxes	$ 425	$ 440	498	1,316	1,768
Non cash receipt of securities as capital contribution from parent			$ 20,653